Condensed Interim Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 129,211	$ 94,087	$ 276,204	$ 176,332
Cost of sales
Cost of sales excluding depletion	(24,630)	(11,074)	(45,595)	(22,836)
Depletion	(16,335)	(20,677)	(36,477)	(41,226)
Gross profit	88,246	62,336	194,132	112,270
General administration costs	(3,798)	(8,636)	(10,112)	(13,757)
Business development costs	(93)	(1,775)	(1,267)	(2,037)
Impairment reversal	0	2,500	0	2,500
Operating income	84,355	54,425	182,753	98,976
Increase (decrease) in fair value of investments, prepaid gold interests and other	(6,071)	6,916	26,062	12,533
Gain on disposition of mineral interests	79,459	0	79,459	0
Finance costs, net	(110)	(901)	(218)	(1,502)
Sustainability and other expenses	(243)	(120)	(384)	(165)
Other income	73,035	5,895	104,919	10,866
Earnings before income taxes	157,390	60,320	287,672	109,842
Income tax expense	(1,090)	(4,584)	(14,443)	(8,585)
Net earnings	$ 156,300	$ 55,736	$ 273,229	$ 101,257
Earnings per share - Basic (in dollars per share)	$ 0.76	$ 0.28	$ 1.32	$ 0.5
Earnings per share - Diluted (in dollars per share)	$ 0.76	$ 0.28	$ 1.32	$ 0.5
Other Comprehensive Income
Increase in fair value of derivatives designated as cash flow hedge	$ 0	$ 1,828	$ 0	$ 1,828
Tax expense relating to changes in fair value of derivatives	0	(484)	0	(484)
Other comprehensive income	0	1,344	0	1,344
Total comprehensive income	$ 156,300	$ 57,080	$ 273,229	$ 102,601